FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE INSTRUMENTS

	Fair value measured at December 31, 2021
	Total at December 31, 2021	Quoted Prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Convertible notes payable	$11,152,151	—	—	$11,152,151

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES

	Fair value	Valuation technique	Unobservable Input	Range (weighted average)
Convertible notes payable at 12/31/21	$11,152,151	Risky Put + Stock Payoff	Probability weighting assigned to automatic and optional conversion scenarios	90%/10%
			Applied discount rate	79.1%
			Common share class volatility	46.1%
			Preferred stock class volatility	3.9%
			Negotiation discount	1.6%

SCHEDULE OF CHANGE IN FAIR VALUE

Fair value of convertible notes payable at December 31, 2020	$9,767,461
Convertible notes payable issued	3,295,000
Debt discount for warrants issued	(1,665,956)
Accretion of debt issuance costs	480,574
Change in fair value of convertible notes payable	(724,928)
Fair value of convertible notes payable at December 31, 2021	$11,152,151
Additional convertible notes payable issued	724,000
Repayment of convertible notes payable	(100,000)
Debt discount for warrants issued	(870,245)
Accretion of debt issuance costs	2,055,627
Change in fair value of convertible notes payable	1,866,922
Transfer from level 3 to level 2	(325,000)
Conversion of convertible notes payable into common stock	(14,503,455)
Fair value of convertible notes payable at December 31, 2022	$—